Merger - Fair Value of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jan. 26, 2022	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	$ 0	$ 82,407	$ 82,407
Business Combination Agreement
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash and marketable securities	68,748
Accounts receivable	79,086
Prepaid expenses	7,807
Income tax receivable	4,566
Property, plant & equipment, net	1,551
Other assets	6,950
Accounts payable	(9,798)
Deferred revenue	(60,768)
Accrued expenses and other current liabilities	(110,004)
Income tax payable	2,091
Notes payable	(172,038)
Deferred tax liabilities	(145,032)
Other liabilities	(8,474)
Total tangible assets acquired and liabilities assumed	(339,497)
Goodwill	827,696
Net assets acquired	1,050,299
Consideration:
Cash	440,155
Equity	411,453
Total consideration attributable to System1	851,608
Total consideration attributable to non-controlling interest	198,691
Business Combination Agreement | Trademarks
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets	$ 246,400
Consideration:
Weighted average useful life	10 years
Business Combination Agreement | Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets	$ 119,700
Consideration:
Weighted average useful life	4 years
Business Combination Agreement | Technology
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets	$ 196,000
Consideration:
Weighted average useful life	4 years